Financial Instruments, Market Risk (Details) € in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($) $ / shares CAD ($)	Aug. 31, 2018 USD ($) $ / shares CAD ($)	Aug. 31, 2017 USD ($)	Aug. 31, 2019 EUR (€) CAD ($)	Aug. 31, 2018 EUR (€) CAD ($)
Contracts to Sell at Various Forward Rates [Abstract]
Reclassified from accumulated other comprehensive income to net earnings over the next 12 months	$ 599
Foreign Exchange Gains (Losses) on Foreign Exchange Contracts [Abstract]
Gain (losses) on forward exchange contracts	(591)	$ 875	$ (468)
Financial liabilities [Abstract]
Nominal value of outstanding financial liabilities	$ 61,400	45,800
Interest rate risk [Abstract]
Percentage of change in interest rate would not have insignificant impact	1.00%
Short-term investments [Abstract]
Short-term investments	$ 2,918	2,282
Current Assets [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Forward exchange contracts, assets	79	318
Long-term Assets [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Forward exchange contracts, assets		561
Other Accounts Receivable [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Forward exchange contracts, assets		64
Forward exchange contracts recognized in earnings		64
Other Accounts Payable and Accrued Liabilities [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Forward exchange contracts recognized in earnings	167
Forward exchange contracts, liabilities	167
Current Liabilities [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Forward exchange contracts, liabilities	845	590
Long-term Liabilities [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Forward exchange contracts, liabilities	212	217
Accounts Payable and Accrued Liabilities [Member]
Financial liabilities [Abstract]
Financial liabilities	49,945	47,308
Forward Exchange Contracts [Member]
Financial liabilities [Abstract]
Financial liabilities	1,057	807
Cash [Member]
Financial assets [Abstract]
Financial assets	16,518	12,758
Accounts Receivables [Member]
Financial assets [Abstract]
Financial assets	54,834	46,955
Currency Risk [Member]
Financial assets [Abstract]
Financial assets	35,982	33,096		€ 9,518	€ 7,139
Financial liabilities [Abstract]
Financial liabilities	23,363	25,214		2,218	5,107
Net exposure	12,619	7,882		7,300	2,032
Currency Risk [Member] | Bank Loan [Member]
Financial liabilities [Abstract]
Financial liabilities	5,000	7,197		0	3,000
Currency Risk [Member] | Accounts Payable and Accrued Liabilities [Member]
Financial liabilities [Abstract]
Financial liabilities	12,563	13,017		2,218	2,107
Currency Risk [Member] | Forward Exchange Contracts [Member]
Financial liabilities [Abstract]
Financial liabilities	5,800	5,000		0	0
Currency Risk [Member] | Cash [Member]
Financial assets [Abstract]
Financial assets	5,531	2,790		3,129	3,352
Currency Risk [Member] | Accounts Receivables [Member]
Financial assets [Abstract]
Financial assets	30,451	30,306		€ 6,389	€ 3,787
Indian Rupees [Member] | September 2019 to August 2020 [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Contractual amounts	$ 3,500
Weighted average contractual forward rates | $ / shares	71.48
Indian Rupees [Member] | September 2018 to May 2019 [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Contractual amounts		$ 4,600
Weighted average contractual forward rates | $ / shares		67.68
US Dollars [Member]
Financial liabilities [Abstract]
Foreign currency comparison rate	1.3294	1.3055		1.3294	1.3055
Canadian Dollars [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Contractual amounts	$ 61,400	$ 45,800
Weighted average contractual forward rates | $ / shares	1.3063	1.2909
Financial liabilities [Abstract]
Percentage of increase (decrease) period-end value Canadian dollars comparison on net earnings	10.00%	10.00%
Increase (decrease) period-end value Canadian dollars comparison on net earnings	$ 1,166	$ 844
Increase (decrease) period-end value Canadian dollars comparison on net earnings per diluted share (in dollars per share) | $ / shares	$ 0.02	$ 0.02
Percentage of increase (decrease) period-end value Canadian dollars comparison on other comprehensive income	10.00%	10.00%
Increase (decrease) period-end value Canadian dollars comparison on other comprehensive income	$ 4,072	$ 2,956
Canadian Dollars [Member] | September 2018 to August 2019 [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Contractual amounts		$ 26,400
Weighted average contractual forward rates | $ / shares		1.3029
Canadian Dollars [Member] | September 2019 to August 2020 [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Contractual amounts	$ 35,500	$ 15,700
Weighted average contractual forward rates | $ / shares	1.3013	1.2756
Canadian Dollars [Member] | September 2020 to May 2021 [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Contractual amounts		$ 3,700
Weighted average contractual forward rates | $ / shares		1.2703
Canadian Dollars [Member] | September 2020 to August 2021 [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Contractual amounts	$ 19,900
Weighted average contractual forward rates | $ / shares	1.3107
Canadian Dollars [Member] | September 2021 to July 2022 [Member]
Contracts to Sell at Various Forward Rates [Abstract]
Contractual amounts	$ 6,000
Weighted average contractual forward rates | $ / shares	1.3216
Euro [Member]
Financial liabilities [Abstract]
Foreign currency comparison rate	1.4672	1.5210		1.4672	1.5210
Percentage of increase (decrease) period-end value Canadian dollars comparison on net earnings	10.00%	10.00%
Increase (decrease) period-end value Canadian dollars comparison on net earnings	$ 769	$ 335
Increase (decrease) period-end value Canadian dollars comparison on net earnings per diluted share (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Term Deposits [Member] | Indian Rupees [Member]
Short-term investments [Abstract]
Short-term investments	$ 2,548	$ 1,909
Term Deposits [Member] | Indian Rupees [Member] | Bottom of Range [Member]
Short-term investments [Abstract]
Annual interest rate	5.10%	5.00%
Maturity date	September 30, 2019	October 31, 2018
Term Deposits [Member] | Indian Rupees [Member] | Top of Range [Member]
Short-term investments [Abstract]
Annual interest rate	7.00%	6.80%
Maturity date	May 31, 2020	August 31, 2019
Other [Member]
Short-term investments [Abstract]
Short-term investments	$ 370	$ 373